Long-term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long Term Debt	$ 1,919,484	$ 1,899,895
Less current maturities	(21,332)	(15,625)
Long-term debt excluding current maturities	1,898,152	1,884,270
LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt	1,919,484	1,899,895
Less current maturities	(21,332)	(15,625)
Long-term debt excluding current maturities	1,898,152	1,884,270
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Long Term Debt	373,750	353,750
Senior Credit Facility [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt	373,750	353,750
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long Term Debt	500,000	500,000
5 7/8% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt	500,000	500,000
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long Term Debt	535,000	535,000
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt	535,000	535,000
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Long Term Debt	510,000	510,000
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt	510,000	510,000
Other Notes with Various Rates and Terms [Member]
Debt Instrument [Line Items]
Long Term Debt	734	1,145
Other Notes with Various Rates and Terms [Member] | LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
Long Term Debt	$ 734	$ 1,145